Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventories
Schedule of inventories

	2022	2021
	$	$

Ore in stockpiles	5,943	4,194
Tailings	2,616	—
Gold-in-circuit inventory	4,451	8,638
Refined precious metals	37	1,113
Supplies and other	4,594	4,651
Total inventories	17,641	18,596